BRIGHTHOUSE FUNDS TRUST I

SUPPLEMENT DATED JANUARY 11, 2019

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2018, AS SUPPLEMENTED

PIMCO INFLATION PROTECTED BOND PORTFOLIO

Effective immediately, Jeremie Banet no longer serves as a Portfolio Manager of the PIMCO Inflation Protected Bond Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust I, and Stephen Rodosky serves as a Portfolio Manager of the Portfolio. As of December 31, 2018, Stephen Rodosky did not beneficially own any equity securities of the Portfolio.

Effective immediately, the following changes are made to the statement of additional information of the Portfolio.

The Other Accounts Managed table in Appendix C with respect to the Portfolio is deleted in its entirety and replaced with the following:

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Mihir Worah,	Registered Investment Companies	54	$127,627,950,000	0	N/A
PIMCO Inflation Protected Bond Portfolio, PIMCO Total Return Portfolio	Other Pooled Investment Vehicles Other Accounts	32 43	$19,798,140,000 $21,711,840,000	1 5	$152,640,000 $1,710,160,000

Josh Davis, Ph.D.,	Registered Investment Companies	9	$4,016,710,000	0	N/A
Brighthouse Balanced Plus Portfolio (Overlay Portion)	Other Pooled Investment Vehicles Other Accounts	9 11	$26,620,000 $893,080,000	0 2	N/A $764,070,000

Graham A. Rennison, CFA,	Registered Investment Companies	20	$1,871,900,000	0	N/A
Brighthouse Balanced Plus Portfolio (Overlay Portion)	Other Pooled Investment Vehicles Other Accounts	0 0	N/A N/A	0 0	N/A N/A

David L. Braun, CFA,	Registered Investment Companies	6	$7,302,870,000	0	N/A
Brighthouse Balanced Plus Portfolio (Overlay Portion)	Other Pooled Investment Vehicles Other Accounts	3 181	$379,110,000 $57,219,940,000	0 2	N/A $1,372,370,000

Scott A. Mather,	Registered Investment Companies	19	$109,647,700,000	0	N/A
PIMCO Total Return Portfolio	Other Pooled Investment Vehicles Other Accounts	19 81	$13,521,430,000 $27,164,470,000	0 5	N/A $2,861,240,000

Mark R, Kiesel,	Registered Investment Companies	20	$136,734,090,000	0	N/A
PIMCO Total Return Portfolio	Other Pooled Investment Vehicles Other Accounts	64 125	$79,760,040,000 $70,039,580,000	9 14	$11,546,600,000 $6,015,860,000

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Stephen Rodosky,[1]	Registered Investment Companies	25	$32,347,820,000	0	N/A
PIMCO Inflation Protected Bond Portfolio	Other Pooled Investment Vehicles Other Accounts	0 3	N/A $442,960,000	0 0	N/A N/A

[1]	Other accounts managed data as of December 31, 2018.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE